Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses	$ 1,938,015	$ 1,882,714	$ 1,893,124
Assumed interest credited to contractholder funds, contract benefits and expenses	8,180	9,167	7,337
Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance
Affiliate
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	(1,505,010)	(1,369,305)	(1,408,953)
Non-affiliates
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	$ (441,185)	$ (522,576)	$ (491,508)